Short-Term Debt (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-Term Debt [Abstract]
Securities repurchase agreements	$ 114,646	$ 114,050	$ 112,335
Federal funds purchased		75,000
FHLB advances			375
Total	114,646	189,050	112,710
Securities repurchase agreements, Avg. outstanding during the year	121,270	122,693	110,891
Federal Funds purchased, Avg. outstanding during the year	510	576
FHLB Advances, Avg. outstanding during the year		300	1,684
Securities repurchase agreements, Max. outstanding at any month end	131,971	139,607	119,174
Federal Funds purchased, Max. outstanding at any month end		75,000
FHLB Advances, Max. outstanding at any month end		$ 367	$ 2,000
Securities repurchase agreements, Weighted-averaged interest rate, During the year	0.26%	0.25%	0.25%
Federal Funds purchased, Weighted-averaged interest rate, During the year	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, During the year		4.36%	4.93%
Securities repurchase agreements, Weighted-average interest rate, End of the year	0.26%	0.25%	0.25%
Federal Funds purchased, Weighted-average interest rate, End of the year	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, End of the year			4.38%